Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
(4)	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2018	December 31, 2019
	RMB	RMB
Amount due from Beijing Biztour	3,713,166	1,960,403
VAT-input deductible	2,675,486	1,893,650
Income tax refundable	—	2,800,622
Advances to employees	13,919	1,605,908
Other current assets	1,433,521	8,229,786
Total prepaid expenses and other current assets	7,836,092	16,490,369

Other current assets primarily consist of advances to suppliers for deposits, advertising fee and prepaid cost for educational travel services.